Financial assets at fair value through the income statement - Credit risk of loans and advances designated at fair value and related credit derivatives (Details) - Loans and advances [member] - GBP (£)
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Loans and advances designated at fair value, attributable to credit risk	£ 1,333,000,000	£ 1,387,000,000
Changes in fair value during the year ended	2,000,000	2,000,000
Cumulative changes in fair value from inception	(5,000,000)	(8,000,000)
Credit risk [member] | Derivatives [member]
Disclosure of financial assets [line items]
Value mitigated by related credit derivatives	£ 0	£ 0